Acquisitions and Divestitures	12 Months Ended
Sep. 30, 2018
Business Combinations [Abstract]
Acquisitions and Divestitures
Acquisitions and Divestitures
Acquisitions support the Company’s strategy of delivering a broad solutions portfolio with robust technology across multiple geographies and end markets.
2018 Acquisitions
On August 31, 2018, the Company acquired substantially all of the assets of Le Groupe IsH20Top Inc. (“Isotope”), a Quebec-based provider of high-purity water treatment equipment and systems, equipment maintenance services and service deionization for CAD 3,651 ($2,804); CAD 3,171 ($2,435) cash at closing in addition to earn-out payments one year after the closing. Included in consideration is CAD 226 ($175), which represents the fair value of earn-out payments at the date of acquisition if certain revenue targets are achieved, with the maximum earn-out payment of CAD 480 ($369). Isotope serves the ultrapure pharmaceutical, laboratory, medical, university, industrial and microelectronics markets in the Quebec region and provides its customer base with a variety of solutions including reverse osmosis, deionized water systems and steam purification. The Company incurred approximately $188 of acquisition costs, which are included in General and administrative expenses. Isotope is part of the Integrated Solutions and Services segment and strengthens the Company’s Canadian service capabilities.
On July 26, 2018, the Company acquired all of the issued and outstanding equity securities of ProAct Services Corporation (“ProAct”) and its subsidiaries for $133,772 paid in cash at closing which was funded through incremental borrowings under the Company’s Term Loan. ProAct is a leading provider of on-site treatment services of contaminated water in all 50 states. ProAct will operate within the Company’s Integrated Solutions and Services segment and will continue to be based in Ludington, Michigan with a nationwide service footprint and facilities in California, Florida, Michigan, Minnesota, New Jersey, Virginia and Texas. ProAct provides an array of expanded offerings across the Company’s existing environmental solutions and enhances its existing service capabilities in mobile/temporary process water and wastewaster treatment, hydrostatic water treatment and coal ash pond remediation. The Company incurred approximately $1,067 of acquisition costs, which are included in General and administrative expenses. The operating results of ProAct have been included in the Company’s Consolidated Statements of Operations since the acquisition date, and resulted in $8,042 and $590 of revenue and net income, respectively, for the year ended September 30, 2018.
The following table presents the unaudited pro forma results for the years ended September 30, 2018 and 2017. The unaudited pro forma financial information combines the results of operations of EWT and ProAct as though the Company had been combined as of the beginning of years ended September 30, 2018 and 2017, and the pro forma information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at such time. Pro forma results for other acquisitions completed in the year ended September 30, 2018 were determined to not be material. The unaudited pro forma results presented below include adjustments for increased fair value of acquired intangible assets and related amortization charges, acquisition costs, and interest.

	Year Ended September 30,
	2018	2017
Total revenues	$1,385,159	$1,294,167
Net loss attributable to Evoqua Water	2,116	1,527

On March 9, 2018, the Company acquired all of the issued and outstanding equity securities of Pacific Ozone Technology, Inc. (“Pacific Ozone”), a provider of advanced ozone disinfection systems, testing products and support services for $8,557; $6,557 cash at closing in addition to earn-out payments to be paid out over three years after the closing. Included in consideration is $934, which represents the fair value of earn-out payments if certain performance metrics are achieved, with a maximum amount of $2,000. The Company incurred approximately $191 of acquisition costs, which are included in General and administrative expenses. Pacific Ozone, based in Benecia, California, is part of the Applied Product Technologies segment and adds a new technology, ozone disinfection, to the portfolio and further enhances the Company’s ability in the industrial water treatment and aquatics market.
On January 31, 2018, the Company acquired substantially all of the assets of Pure Water Solutions, LLC (“Pure Water”), a provider of high-purity water equipment and systems, service deionization and resin regeneration, with service operations in suburban Denver, Colorado and Santa Fe, New Mexico for $4,699; $3,706 cash at closing in addition to earn-out payments to be paid out one year after the closing. Included in consideration is $993, which represents the fair value of earn-out payments if certain revenue targets are achieved, with a maximum amount of $461. The Company incurred approximately $132 of acquisition costs, which are included in General and administrative expenses. Pure Water is part of the Integrated Solutions and Services segment, and extends the Company’s service network.
The preliminary opening balance sheet for the acquisitions is summarized as follows:

	Isotope	ProAct	Pacific Ozone	Pure Water	Total
Current Assets	$627	$11,513	$1,822	$295	$14,257
Property, plant and equipment	0	26,272	151	156	26,579
Goodwill	1,266	84,308	4,337	2,506	92,417
Intangible assets	933	27,464	2,678	1,488	32,563
Other non-current assets	—	—	135	—	135
Total asset acquired	2,826	149,557	9,123	4,445	165,951
Total liabilities assumed	(216)	(15,785)	(1,632)	(278)	(17,911)
Net assets acquired	$2,610	$133,772	$7,491	$4,167	$148,040

The Company is continuing to gather information for completion of accounting for certain balances associated with acquisitions and may include revisions to the initial purchase accounting in subsequent quarters throughout the measurement periods.
2018 Divestitures
On April 9, 2018, the Company completed the sale of 100% of the corporate capital of Evoqua Water Technologies S.r.l., which includes the Company’s former operations in Italy, to Giotto Water S.r.l. (“Giotto”). The aggregate purchase price paid in cash by Giotto in the transaction was €350 ($430), subject to certain earn-out adjustments to be paid by Giotto in connection with the realization of specified tax benefits relating to previous years, and resulted in a nominal gain which is included in Other operating income on the Consolidated Statements of Operations.
2017 Acquisitions
On June 30, 2017, the Company acquired Olson Irrigation Systems (“Olson”), a leading designer and producer of filters and irrigation components for the agriculture and industrial markets, based in Santee, California, for $9,406. Olson is part of the Company’s Applied Product Technologies segment and will help the business build upon its leadership in filtration serving a broad range of industrial applications. The Company incurred approximately $140 of acquisition costs, which are included in General and administrative expenses.
On June 30, 2017, the Company acquired ADI Systems North America Inc., Geomembrane Technologies Inc., and Lange Containment Systems, Inc. (collectively, ‘‘ADI’’) from ADI Group Inc. for a total of CAD 72,220 ($55,558); CAD 67,320 ($51,785) cash at closing and the fair value of the earn out payments of CAD 4,900 ($3,773) at the date of acquisition. The cash paid at closing was initially funded through borrowings under the credit facility, which was subsequently paid off through the August 8, 2017 First lien facility amendment. The maximum amount payable under the earn outs is CAD 7,480 ($5,760) if certain performance metrics are achieved over a period of twenty-four months. The three are world leaders in wastewater solutions for industrial and manufacturing applications, primarily based in Fredericton, New Brunswick. ADI offers a wide range of technologies tailored to its customer base around the world in anaerobic digestion, aerobic treatment, and biogas treatment. They also provide green energy recovery and water reuse technologies as well as industrial wastewater cover liners and containment systems. Combined, ADI has more than 260 customers in 35 countries. ADI’s results are included within the Integrated Solutions and Services segment of the Company. The Company incurred approximately $109 of acquisition costs, which are included in General and administrative expenses.
On May 9, 2017, the Company acquired substantially all of the assets of Noble Water Technologies (“Noble”), a leader in high purity water systems and service, located in Dallas, Texas for $7,634; $5,915 cash at closing in addition to earn out payments over the next twelve months. Included in consideration is $1,719, which represents the fair value of the earn outs at the date of the acquisition related to customer retention, with a maximum earn out payment of $2,366. The Company incurred approximately $116 of acquisition costs, which are included in General and administrative expenses. Noble’s results are included within the Integrated Solutions and Services segment of the Company.
On November 1, 2016, the Company acquired substantially all of the assets of Environmental Treatment Services, Inc. (“ETS”), a leading provider of engineered solutions to the industrial wastewater market based in Acworth, Georgia for $10,730. ETS had ten employees as of the date of acquisition. The Company incurred approximately $16 of acquisition costs, which are included in General and administrative expenses. ETS was acquired to support the Company’s growth plan and is included within the Integrated Solutions and Services segment of the Company.
Pro forma results for acquisitions completed in the year ended September 30, 2017 were determined to not be material.
The opening balance sheet as of September 30, 2017 for the acquisitions are summarized as follows.

	Olson	ADI	Noble	ETS	Total
Current Assets	$2,417	$11,002	$618	$782	$13,800
Property, plant and equipment	593	719	256	376	2,326
Goodwill	3,566	39,084	4,135	5,619	52,404
Other intangible assets	3,263	12,594	2,916	3,953	23,373
Other non-current assets	—	1,971	—	—	1,971
Total asset acquired	9,839	65,370	7,925	10,730	93,874
Total liabilities assumed	(433)	(9,812)	(291)	—	(10,546)
Net assets acquired	$9,406	$55,558	$7,634	$10,730	$83,328